UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-11

Central Index Key Number of issuing entity: 0002061933

BMO 2025-5C13 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

3650 Capital SCF LOE I(A), LLC

(Central Index Key number: 0002058685)

Zions Bancorporation, N.A.

(Central Index Key number: 0000109380)

BSPRT CMBS Finance, LLC

(Central Index Key number: 0001722518)

Greystone Commercial Mortgage Capital LLC

(Central Index Key number: 0001931347)

Citi Real Estate Funding Inc.

(Central Index Key number: 0001701238)

Natixis Real Estate Capital LLC

(Central Index Key number: 0001542256)

Societe Generale Financial Corporation

(Central Index Key number 0001755531)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “December 12, 2025 Form ABS-EE”), filed with the Securities and Exchange Commission on December 12, 2025 (accession number: 0001539497-25-003276), with respect to BMO 2025-5C13 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-5C13. The purpose of this Form ABS-EE/A is to file a revised Exhibit 102 to correct a clerical error that resulted in certain loan level information pertaining to Asset Number 22 being incorrectly presented as pertaining to Asset Number 22.07. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the December 12, 2025 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: January 12, 2026	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2025-5C13 - Form ABS-EE/A